Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 07, 2022 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 14, 2024 USD ($)
Class of Stock [Line Items]
Issuance of ordinary shares in connection with exercise of options and vesting of share units		4,486,870	4,486,870	6,467,898	6,467,898	5,748,524	5,748,524
Stock repurchased during period value | ¥		¥ 1,197,439		¥ 212,195		¥ 395,846
Maximum [Member]
Class of Stock [Line Items]
Share repurchase program, authorized amount | $	$ 200,000
Stock repurchase program period in force	24 months
Maximum [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Share repurchase program, authorized amount | $								$ 286,100
Class A Common Stock [Member]
Class of Stock [Line Items]
Stock repurchased during period shares		51,386,354	51,386,354	8,354,042	8,354,042	23,978,072	23,978,072
Stock repurchased during period value		¥ 1,197,439	$ 166,287	¥ 212,195	$ 29,378	¥ 395,846	$ 56,714
Stock redeemed or called during period, shares		99,243,960	99,243,960
ADS [Member]
Class of Stock [Line Items]
Weighted average price of per ADS for repurchase share | $ / shares			$ 6.45		$ 7.01		$ 4.71